Absolute Core Strategy ETF
Schedule of Investments
June 30, 2022 - (unaudited)
Common Stocks — 82.05% Shares Fair Value
Canada — 13.72%
Energy — 4.93%
Enbridge, Inc. 81,403 $ 3,440,091
Materials — 8.79%
Agnico Eagle Mines Ltd. 75,679 3,463,071
Barrick Gold Corp. 151,310 2,676,674
6,139,745
Total Canada 9,579,836
Ireland — 3.06%
Health Care — 3.06%
Medtronic PLC 23,792 2,135,332
Total Ireland 2,135,332
United Kingdom — 4.38%
Consumer Staples — 4.38%
Unilever PLC - ADR 66,821 3,062,406
Total United Kingdom 3,062,406
United States — 60.89%
Communications — 7.50%
Comcast Corp., Class A 59,686 2,342,079
Verizon Communications, Inc. 57,189 2,902,341
5,244,420
Consumer Discretionary — 3.66%
Graham Holdings Co., Class B 1,600 906,943
Starbucks Corp. 11,376 869,013
TJX Cos., Inc. (The) 13,981 780,839
2,556,795
Consumer Staples — 3.24%
Ingredion, Inc. 25,673 2,263,332
Energy — 2.39%
EOG Resources, Inc. 15,154 1,673,608
Financials — 20.12%
Alleghany Corp.
(a)
2,422 2,017,768
Berkshire Hathaway, Inc., Class B
(a)
21,276 5,808,774
Loews Corp. 63,760 3,778,418
Travelers Cos., Inc. (The) 14,585 2,466,761
14,071,721
Health Care — 4.41%
Merck & Co., Inc. 33,853 3,086,378
Materials — 7.60%
Corteva, Inc. 47,289 2,560,226

Absolute Core Strategy ETF
Schedule of Investments (continued)
June 30, 2022 - (unaudited)
United States — 60.89% (continued)
Materials — 7.60% - continued
DuPont de Nemours, Inc. 49,518 $ 2,752,211
5,312,437
Real Estate — 4.46%
Equity Commonwealth
(a)
88,099 2,425,366
Jones Lang LaSalle, Inc.
(a)
3,940 688,948
3,114,314
Technology — 3.58%
Cisco Systems, Inc. 39,197 1,671,360
Guidewire Software, Inc.
(a)
11,670 828,453
2,499,813
Utilities — 3.93%
Dominion Energy, Inc. 34,434 2,748,178
Total United States 42,570,996
TOTAL  COMMON STOCKS
  (Cost $55,601,888) 57,348,570
Total Investments — 82.05%
    (Cost $55,601,888) 57,348,570
Other Assets in Excess of Liabilities  —  17.95% 12,544,186
Net Assets — 100.00% $ 69,892,756
(a) Non-income producing security.
ADR - American Depositary Receipt.